Note 18 - Condensed Parent Company Statements (Details) - Balance Sheets (USD $)	Dec. 31, 2013	May 08, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 12,303,200		$ 41,663,405		$ 26,574,082	$ 14,145,329
Available-for-sale securities	97,692,685		101,980,644
Refundable income taxes	504,138		910,174
Deferred income taxes	5,685,237		6,809,011
	619,888,135		660,432,218
Liabilities
Subordinated debentures	15,465,000		15,465,000
Deferred income taxes	406,586		843,704
Stockholders' equity
Series A preferred stock	11,983,790		11,789,276
Common stock	678,360		678,180
Common stock warrants		2,003,250	1,377,811
Additional paid-in capital	57,655,031		58,267,529
Retained earnings	43,769,485		39,324,292
Unrealized appreciation on available-for-sale securities, net	(2,506,248)		800,826
Treasury stock	(61,225,185)		(61,369,344)	(12,000)
	619,888,135		660,432,218
Parent Company [Member]
Assets
Cash	822,196		681,509
Available-for-sale securities	99,306		70,914
Due from subsidiary			20,795
Investment in subsidiary	62,905,512		64,069,125
Investment in Capital Trust I & II	465,000		465,000
Prepaid expenses and other assets	173,698		35,579
Refundable income taxes	1,542,319		1,152,319
Deferred income taxes			2,592
	66,008,031		66,497,833
Liabilities
Subordinated debentures	15,465,000		15,465,000
Accrued expenses and other liabilities	172,986		164,263
Due to subsidiary	6,900
Deferred income taxes	7,912
Stockholders' equity
Series A preferred stock	11,983,790		11,789,276
Common stock	678,360		678,180
Common stock warrants			1,377,811
Additional paid-in capital	57,655,031		58,267,529
Retained earnings	43,769,485		39,324,292
Unrealized appreciation on available-for-sale securities, net	(2,506,248)		800,826
Treasury stock	(61,225,185)		(61,369,344)
	$ 66,008,031		$ 66,497,833